--------------------------------------------------------------------------------
                                                            600 FIFTH AVENUE
BACK BAY FUNDS, INC.                                        NEW YORK, NY 10020
                                                            (212) 830-5220
================================================================================

Dear Shareholder:

Even with 100 basis points of tightening by the Federal Reserve in the first half of the year, intermediate and long Treasury yields declined by approximately 35 and 50 basis points, respectively. The Treasury yield curve actually inverted by 50 basis points, reflecting an unprecedented Treasury buyback program funded from accelerating budget surpluses and investor confidence in the Federal Reserve's aggressive monetary strategy. Although new issue supply in the corporate, Yankee, and high yield sectors has declined nearly 15% versus the same period last year, corporate yield spreads have widened sharply during the first six months of the year, leading to the significant under-performance of these sectors. Interestingly, corporate spreads have widened to very attractive levels during a period of positive GDP growth, an environment that usually infers stable or narrowing spreads. The causes of this recent spread-widening phenomenon include aggressive Federal Reserve tightening, high equity market volatility, reduced capital allocation by Wall Street dealers to fixed income spread product, a decline in hedge fund participation in the fixed income markets, and the evolution of Libor-based buyers as the marginal corporate-sector investor.

Through May 31, mortgage pass-through securities under-performed Treasuries by 80 basis points on a duration-adjusted basis, U.S. Agencies under-performed Treasuries by 155 basis points, investment grade corporate bonds under-performed Treasuries by 335 basis points, and high yield bonds under-performed Treasuries by 586 basis points. However, emerging market debt actually out-performed Treasuries by 3 basis points. Through this period, Treasury securities benefited not only from a traditional investor flight to quality in the face of central bank tightening, but also from strong technical support generated by the government's $30 billion buyback program. Since the beginning of the year through May 31, the Total Return Bond Fund returned -0.32%, before expenses, versus +1.87% for the Lehman Aggregate Index. This under-performance was primarily a function of the Fund's underweight exposure to the long end of the Treasury sector, and its overweight exposure to the long end of the credit sector, particularly long maturity domestic corporates. The Fund's 8.5% exposure to certain non-dollar markets also negatively impacted performance. The sharp decline in the Canadian, Australian and Euro currencies versus the dollar outweighed the positive relative performance of the bonds underlying these non-dollar positions. However, subsequent to the end of the May 31 reporting period, there has been a 100 basis point rebound in June's performance relative to the Lehman benchmark, due primarily to a partial recovery in the Fund's positions in spread product and non-dollar issues.

The Fund's maturity structure remains concentrated in five- to ten-year governments and longer maturity spread product. These positions should prove beneficial in a period of corporate spread compression and modestly lower interest rates, should the economy slow in the second half as anticipated. Currently, ten-year, single-A rated corporate bonds are yielding around 8%. This is particularly attractive relative to the year-over-year CPI inflation rate of 3.0% given that the Federal Reserve appears to be achieving another "soft landing" for the U. S. economy. In relation to benchmark Treasury levels, this bond yield / inflation spread is at historically high levels, even greater than during the third quarter of 1998 when Russia defaulted and hedge funds were experiencing significant liquidity risks. At present, the corporate sector represents the most attractive portion of the bond market. Furthermore, the Fund's 55% exposure to that sector is concentrated in traditionally defensive industries including cable, media, and telecom, which are expected to outperform as the U. S. economy slows to a more sustainable growth rate.

Sincerely,

/s/J. Michael Gaffney

J. Michael Gaffney
President and Chief Executive Officer
Back Bay Advisors, L. P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2000
(UNAUDITED)
================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------

Foreign Non-Convertible Corporate Bonds (28.99%)
--------------------------------------------------------------------------------------------------------------------

Dollar Denominated (21.12%)
Banking/Financial Services (3.19%)
Merita Bank, 7.500%, due 12/29/49                                                           625,000       $   574,019
Merita Bank, 7.150%, due 12/29/49                                                           625,000           603,125
                                                                                                          -----------
                                                                                                            1,177,144
                                                                                                          -----------
Cable/Media (1.95%)
British Sky Broadcast, 8.200%, due 07/15/09                                                 230,000           209,875
Multicanal, SA, 13.125%, 04/15/09                                                           500,000           466,250
Shaw Communications, 8.250%, due 4/11/10                                                     45,000            44,100
                                                                                                          -----------
                                                                                                              720,225
                                                                                                          -----------
Forest Products (3.13%)
Abitibi Consolidated, 6.950%, due 04/01/08                                                  750,000           664,687
Abitibi Consolidated, 7.500%, due 04/01/28                                                  180,000           147,150
Kimberly Clark de Mexico, 8.875%, due 08/01/09                                              355,000           343,019
                                                                                                          -----------
                                                                                                            1,154,856
                                                                                                          -----------
Government (5.28%)
Endesa Chile, 8.500%, due 04/01/09                                                          655,000           614,062
Republic of Columbia, 9.750%, due 04/23/09                                                  240,000           211,800
Republic of Korea, 8.875%, due 04/15/08                                                     310,000           310,000
Republic of Panama, 8.875%, due 09/30/27                                                    425,000           326,187
Republic of Panama, 9.375%, due 04/01/29                                                    125,000           114,531
Republic of Philippines, 9.875%, due 01/15/19                                               380,000           304,950
United Mexican States Global, 9.875%, due 02/01/10                                           70,000            69,650
                                                                                                          -----------
                                                                                                            1,951,180
                                                                                                          -----------
Oil & Gas Production (3.99%)
Gulf Canada, 8.375%, due 11/15/05                                                           250,000           242,500
Gulf Canada, 8.350%, due 08/01/06                                                            80,000            77,800
PDVSA Finance, 8.750%, due 02/15/04                                                         450,240           422,100
PDVSA Finance, 6.650%, due 02/15/06                                                         385,000           315,219
Petro Mexicano (Pemex), 9.150%, due 11/15/18                                                100,000           102,597
YPF Sociedad Anonima, 9.125%, due 02/24/09                                                  320,000           312,400
                                                                                                          -----------
                                                                                                            1,472,616
                                                                                                          -----------
Telecommunication (3.58%)
KPN Qwest, 8.125%, due 06/01/09                                                             590,000           539,850
Orange PLC, 8.750%, due 06/01/06                                                            375,000           378,750
SK Telecom, 7.750%, due 04/29/04                                                            415,000           401,513
                                                                                                          -----------
                                                                                                            1,320,113
                                                                                                          -----------
Total Dollar Denominated                                                                                  $ 7,796,134
                                                                                                          -----------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------
Foreign Non-Convertible Corporate Bonds (Continued)
--------------------------------------------------------------------------------------------------------------------

Non-Dollar Denominated (7.87%)
Corning, 5.625%, due 02/18/05 (E)                                                           215,000       $   198,978
Government of Canada, 7.500%, due 12/01/03 (C)                                            1,186,000           821,881
International Bank of Reconciliation and Development, 5.500%, due 05/14/03 (A)            1,385,000           771,369
KPN Qwest, 7.125%, due 06/01/09 (E)                                                         615,000           527,755
Providence of Ontario, 4.875%, due 06/02/04 (C)                                             927,000           585,236
                                                                                                          -----------
Total Non-Dollar Denominated                                                                                2,905,219
                                                                                                          -----------
Total Foreign Non-Convertible Corporate Bonds (Cost $11,435,348)                                          $10,701,353
                                                                                                          -----------
Domestic Non-Convertible Corporate Bonds (36.41%)
---------------------------------------------------------------------------------------------------------------------

Banking/Financial Services (5.11%)
Americredit 2000-A  Tranch A3, 7.150%, due 08/12/04                                         270,000       $   267,975
Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                              825,000           694,031
Conseco Inc., 9.000%, due 10/15/06                                                          190,000           129,200
Mellon Capital I, 7.720%, due 12/01/26                                                      505,000           434,300
State Street Institution Trust, 7.940%, due 12/30/26                                        410,000           359,775
                                                                                                          -----------
                                                                                                            1,885,281
                                                                                                          -----------
Cable/Media (3.91%)
Cablevision Systems Corporation, 7.875%, due 02/15/18                                       765,000           661,725
Comcast Cable Communications, 9.125%, due 10/15/06                                          300,000           311,250
Comcast Cable Communications, 8.875%, due 05/01/17                                          455,000           469,219
                                                                                                          -----------
                                                                                                            1,442,194
                                                                                                          -----------
Electric Utilities (6.24%)
Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                     475,000           457,781
Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                    625,000           616,406
East Coast Power, 7.066%, due 03/31/12                                                      160,000           143,200
East Coast Power, 7.536%, due 06/30/17                                                      120,000           105,300
PECO 2000-A  Tranch A4, 7.650%, due 03/01/10                                                310,000           305,339
Texas Utility Electric Capital Trust Prefund, 8.175%, due 01/30/37                          765,000           677,025
                                                                                                          -----------
                                                                                                            2,305,051
                                                                                                          -----------
Manufacturing/Industrial (5.93%)
American Standard, 7.375%, due 04/15/05                                                     430,000           397,750
Ford Holdings, Inc., 9.300%, due 03/01/30                                                   820,000           899,950
Lockheed Martin, 8.200%, due 12/01/09                                                       175,000           171,500
Lockheed Martin, 8.500%, due 12/01/29                                                       105,000           102,638
Owens Illinois, 7.800%, due 05/15/18                                                        720,000           614,700
                                                                                                          -----------
                                                                                                            2,186,538
                                                                                                          -----------

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000
(UNAUDITED)
================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------

====================================================================================================================


Domestic Non-Convertible Corporate Bonds (Continued)
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment (2.48%)
News America, 10.125%, due 10/15/12                                                         375,000       $   382,031
Time Warner, 9.125%, due 01/15/13                                                           510,000           534,225
                                                                                                          -----------
                                                                                                              916,256
                                                                                                          -----------
Oil & Gas Production (1.50%)
Phillips Petroleum, 8.500%, due 05/25/05                                                     45,000            45,619
Phillips Petroleum, 8.750%, due 05/25/10                                                     50,000            51,188
Pioneer Natural Resource, 9.625%, due 04/01/10                                              450,000           457,875
                                                                                                          -----------
                                                                                                              554,682
                                                                                                          -----------
Retail (3.69%)
Aramark, 7.000%, due 07/15/06                                                               290,000           264,988
Federated Department Stores, 6.790%, due 07/15/27                                           260,000           246,675
Great Atlantic & Pacific Tea Company, 7.750%, due 04/15/07                                  725,000           642,531
J.C. Penney Co., Inc., 9.750%, due 06/15/21                                                 150,000           132,750
Rite Aid Corporation, 7.125%, due 01/15/07                                                  110,000            48,400
Rite Aid Corporation, 7.700%, due 02/15/27                                                   70,000            27,300
                                                                                                          -----------
                                                                                                            1,362,644
                                                                                                          -----------
Telecommunications (5.96%)
AT&T Corporation, 8.625%, due 12/01/31                                                      215,000           216,881
Global Crossing, 9.625%, due 05/15/08                                                       125,000           119,375
MCI Communications Corporation, 7.125%, due 06/15/27                                      1,430,000         1,401,400
Metromedia Fiber, 10.000%, due 12/15/09                                                      80,000            76,400
Sprint, 6.900%, due 05/01/19                                                                445,000           385,481
                                                                                                          -----------
                                                                                                            2,199,537
                                                                                                          -----------
Transportation (1.59%)
Norfolk Southern Corporation, 7.050%, due 05/01/37                                          605,000           586,094
                                                                                                          -----------

Total Domestic Non-Convertible Corporate Bonds (Cost $14,924,659)                                         $13,438,277
                                                                                                          -----------

U.S. Government Agencies (23.14%)
--------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation, 5.000%, 01/15/04                                    945,000           873,237
Federal Home Loan Mortgage Corporation, 6.500%, 07/01/29                                    582,225           539,647
Federal National Mortgage Association,  6.500%, 08/15/04                                    950,000           918,384
Federal National Mortgage Association,  5.250%, 01/15/09                                    935,000           801,033
Federal National Mortgage Association,  6.500%, 07/01/14                                    866,130           822,278
Federal National Mortgage Association,  7.500%, 04/01/15                                  1,195,656         1,178,833
Federal National Mortgage Association,  7.000%, 10/01/28                                    482,046           458,397

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------

U.S. Government Agencies (Continued)
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 8.000%, 09/15/26                                  385,739       $   386,584
Government National Mortgage Association, 7.500%, 12/15/27                                  413,500           406,132
Government National Mortgage Association, 7.000%, 05/15/28                                  308,095           295,577
Government National Mortgage Association, 7.000%, 06/15/28                                  233,225           223,749
Government National Mortgage Association, 6.500%, 10/15/28                                  390,936           365,771
Government National Mortgage Association, 6.500%, 01/15/29                                  423,611           396,208
Government National Mortgage Association, 7.500%, 08/15/29                                  166,341           163,273
Government National Mortgage Association, 7.000%, 09/15/29                                  743,560           713,118
                                                                                                          -----------
Total U.S. Government Agencies (Cost $ 8,784,756)                                                           8,542,221
                                                                                                          -----------


U.S. Government Obligations (7.46%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5.500%, 08/31/01                                                        700,000       $   689,168
U.S. Treasury Note, 5.250%, 08/15/03                                                        200,000           191,969
U.S. Treasury Note, 6.125%, 08/15/07                                                        120,000           117,441
U.S. Treasury Note, 6.000%, 08/15/09                                                      1,800,000         1,754,576
                                                                                                          -----------
Total U.S. Government Obligations (Cost $ 2,797,018)                                                        2,753,154
                                                                                                          -----------

Short-Term Investments (4.50%)
Commercial Paper (4.50%)
--------------------------------------------------------------------------------------------------------------------

Household Finance, 6.740%, due 06/01/00                                                   1,660,000         1,660,000
                                                                                                          -----------
Total Short Term Investments (Cost $ 1,660,000)                                                             1,660,000
                                                                                                          -----------
Total Investments (100.50%) (Cost $39,601,781+)                                                            37,095,005
Liabilities in Excess of Cash and Other Assets (-0.50%)                                                   (   185,164)
                                                                                                          -----------
Net Assets (100.00%)                                                                                      $36,909,841
                                                                                                          ===========


+    Aggregate cost for federal income tax purposes is $39,738,518.
     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $32,116 and $2,675,629 respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS:
                     A = Australia
                     C = Canada
                     E  = Euro




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
(UNAUDITED)
================================================================================

ASSETS


Investments in securities at value (Cost $39,601,781).................................  $     37,095,005
Cash..................................................................................             2,490
Receivables:
    Interest..........................................................................           692,573
Due from Manager......................................................................            19,170
Deferred organization expenses........................................................            23,705
                                                                                         ---------------
          Total assets................................................................        37,832,943
                                                                                         ---------------

LIABILITIES

Payables:
    Securities purchased..............................................................           825,233
    Dividends.........................................................................            48,881
Accrued expenses and other liabilities................................................            48,988
                                                                                         ---------------
          Total liabilities...........................................................           923,102
                                                                                         ---------------
Net assets............................................................................  $     36,909,841
                                                                                         ===============

Net asset value, offering and redemption price per share:
Class A shares, 4,049,451 shares outstanding..........................................  $           9.11
                                                                                         ===============
Class B shares,       104 shares outstanding..........................................  $           9.11
                                                                                         ===============
Class C shares,       104 shares outstanding..........................................  $           9.11
                                                                                         ===============





--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2000
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
    Interest..........................................................................   $     1,331,921
                                                                                          --------------
Expenses: (Note 2)
    Investment management fee.........................................................            62,101
    Administration fee................................................................            48,000
    Shareholder servicing fee (Class B)...............................................                 1
    Shareholder servicing fee (Class C)...............................................                 1
    Custodian expenses................................................................             5,787
    Shareholder servicing and related shareholder expenses............................            16,149
    Legal, compliance and filing fees.................................................            34,726
    Audit and accounting..............................................................             9,292
    Directors' fees...................................................................             3,051
    Amortization of organization costs................................................             4,645
    Miscellaneous.....................................................................             1,703
                                                                                          --------------
       Total expenses.................................................................           185,456
          Less:
              Expenses paid indirectly................................................  (          1,101)
              Fees waived and expenses reimbursed.....................................  (        113,420)
                                                                                          --------------
       Net expenses...................................................................            70,935
                                                                                          --------------
Net investment income.................................................................         1,260,986
                                                                                          --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
    Investments ......................................................................  (        205,360)
    Foreign currency transactions.....................................................  (          --   )
                                                                                          --------------
                                                                                        (        205,360)
Net unrealized appreciation (depreciation) on:
    Investments.......................................................................  (      1,195,923)
    Translation of assets and liabilities denominated in foreign currencies...........  (          1,157)
                                                                                          --------------
Net unrealized appreciation (depreciation)............................................  (      1,197,080)
                                                                                          --------------
    Net realized and unrealized gain (loss)...........................................  (      1,402,440)
                                                                                          --------------
Net increase (decrease) in net assets resulting from operations....................... $(        141,454)
                                                                                          ==============



--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                     Six Months
                                                                        Ended                   Year
                                                                    May 31, 2000                Ended
                                                                     (Unaudited)          November 30, 1999
                                                                      ---------           -----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income...................................      $      1,260,986           $     2,804,261
    Net realized gain (loss)................................      (        205,360)          (     1,500,422)
    Net unrealized appreciation (depreciation)..............      (      1,197,080)          (     1,816,197)
                                                                   ---------------            --------------
    Increase (decrease) in net assets from operations.......      (        141,454)          (       512,358)

Dividends to shareholders from:
    Net investment income:
       Class A..............................................      (      1,260,920)         (      2,792,021)
       Class B..............................................      (             33)         (             63)
       Class C..............................................      (             33)         (             63)

Distributions to shareholders from:
    Net realized gain (loss) on investments:
       Class A..............................................                   -0-          (        649,243)
       Class B..............................................                   -0-          (             17)
       Class C..............................................                   -0-          (             17)
    Return of capital, Class A..............................                   -0-          (         11,993)

Capital share transactions (Note 3)
       Class A..............................................             4,538,963          (      3,363,948)
       Class B..............................................                   -0-                       -0-
       Class C..............................................                   -0-                       -0-
                                                                   ---------------            --------------
    Total increase (decrease)...............................             3,136,523          (      7,329,723)
Net assets:
    Beginning of period.....................................            33,773,318                41,103,041
                                                                   ---------------            --------------
    End of period...........................................      $     36,909,841           $    33,773,318
                                                                   ===============            ==============


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC. TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1.  Summary of  Accounting  Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -

     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
1.   Summary of Accounting Policies. (Continued)

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends  and  Distributions  -

     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Organization  Costs -

     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.
(Continued)

The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and to voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

During the period ended May 31, 2000, the Manager and the Distributor voluntarily waived investment management fees and Shareholder servicing fees of $62,101 and $2, respectively, and reimbursed other operating expenses of $51,317.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.


Included in the statement of operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $1,101. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,500 paid to Reich & Tang Services, L.P. an affiliate of the Administrator as servicing agent for the Fund.

During the period the Manager reimbursed the Fund $71,315, including interest of $3,738, to adjust the effect of realized and unrealized loss of certain trading compliance deficiencies.

3.  Capital  Stock.

At May 31, 2000,  20,000,000,000  shares of $.001 par value
stock were authorized and capital paid in amounted to $41,112,231. Transactions in capital stock were as follows:


                                                  Six Months                                    Year
                                                     Ended                                      Ended
                                                 May 31, 2000                             November 30, 1999
                                      -----------------------------------       -------------------------------------
                                            Shares             Amount                Shares                Amount
                                            ------             ------                ------                ------

Class A
-------

Sold................................          417,978     $     3,927,304             1,613,850      $     15,953,554
Issued on reinvestment of dividends.          104,433             973,747               273,357             2,695,239
Redeemed............................  (        38,544)    (       362,088)      (     2,304,842)     (     22,012,741)
                                       --------------      --------------        --------------       ---------------
Net increase (decrease).............          483,867           4,538,963       (       417,635)     (      3,363,948)
                                       ==============      ==============        ==============       ===============
Class B
-------
Sold................................           --                 --                    --                    --
Issued on reinvestment of dividends.           --                 --                    --                    --
Redeemed............................           --                 --                    --                    --
                                       --------------      --------------        --------------       ---------------
Net increase (decrease).............          -0-                -0-                   -0-                   -0-
                                       ==============      ==============        ==============       ===============

Class C
-------
Sold................................           --                 --                    --                    --
Issued on reinvestment of dividends.           --                 --                    --                    --
Redeemed............................           --                 --                    --                    --
                                       --------------      --------------        --------------       ---------------
Net increase (decrease).............          -0-                -0-                   -0-                   -0-
                                       ==============      ==============        ==============       ===============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDTED)
================================================================================

4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $11,429,790 and $6,897,827, respectively. Accumulated undistributed net realized losses on May 31, 2000 amounted to $1,693,889. At May 31, 2000, the Fund had tax basis capital losses of $1,371,842 which may be carried forward to offset future gains. Such losses expire on November 30, 2007.

5. Financial Highlights.


                                                                             CLASS A
                                                 --------------------------------------------------------------------
                                                 Six Months
                                                    Ended                  Year                 December 22, 1997
                                                 May 31, 2000              Ended           (Commencement of Sales) to
                                                 (Unaudited)         November 30, 1999          November 30, 1998
                                                  ---------          -----------------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  9.47                $ 10.32                   $  10.00
                                                  -------                -------                   --------
Income from investment operations:
  Net investment income..........................    0.33                   0.64                       0.59
Net realized and unrealized
  gains (losses) on investment................... (  0.36)               (  0.69)                      0.32
                                                   ------                 ------                   --------
Total from investment operations................. (  0.03 )              (  0.05)                      0.91
                                                   ------                 ------                   --------
Less distributions:
  Dividends from net investment income........... (  0.33)               (  0.64)                  (   0.59)
  Distributions from net realized gains..........    --                  (  0.16)                      --
                                                   ------                 ------                    -------
Total distributions............................   (  0.33 )              (  0.80)                  (   0.59)
                                                   ------                 ------                    -------
Net asset value, end of period.................   $  9.11                $  9.47                      10.32
                                                  =======                =======                   ========
Total Return (not annualized)..................   (  0.33%)              (  0.45%)                     9.42%
Ratios/Supplemental Data
Net assets, end of period (000)................   $  36,908              $  33,771                 $  41,101
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+..    0.40%*                 0.40%                      0.41%*
  Net investment income..........................    7.11%*                 6.52%                      6.22%*
  Management and shareholder servicing fees waived   0.35%*                 0.35%                      0.35%*
  Expenses reimbursed............................    0.29%*                 0.17%                      0.58%*
  Expense offsets................................    0.01%*                 0.00%                      0.01%*
  Portfolio turnover rate........................   19.49%                165.41%                    220.55%

*    Annualized
+    Includes expense offsets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



5. Financial Highlights. (Continued)


                                                                                 CLASS B
                                                 --------------------------------------------------------------------
                                                 Six Months
                                                    Ended                  Year                 December 22, 1997
                                                May 31, 2000               Ended           (Commencement of Sales) to
                                                 (Unaudited)         November 30, 1999          November 30, 1998
                                                  ---------          -----------------      ---------------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  9.47                $ 10.32                   $  10.00
                                                  ---------              -------                   --------
Income from investment operations:
  Net investment income..........................    0.32                   0.61                       0.56
Net realized and unrealized
  gains (losses) on investment...............     (  0.36)               (  0.69)                      0.32
                                                   ------                 ------                   --------
Total from investment operations...............   (  0.04 )              (  0.08)                      0.88
Less distributions:                                ------                 ------                   --------

  Dividends from net investment income........... (  0.32 )              (  0.61)                  (   0.56)
  Distributions from net realized gains..........    --                  (  0.16)                      --
                                                   ------                 ------                    -------
Total distributions............................   (  0.32 )              (  0.77)                  (   0.56)
                                                   ------                 ------                    -------
Net asset value, end of period.................   $  9.11                $  9.47                   $  10.32
                                                  =======                =======                   ========
Total Return (not annualized)..................   (  0.49%)              (  0.76%)                     9.09%
Ratios/Supplemental Data
Net assets, end of period (000)................   $       1              $       1                 $       1
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+..    0.65%*                 0.65%                      0.66%*
  Net investment income..........................    6.77%*                 6.20%                      5.91%*
  Management and shareholder servicing fees waived   0.35%*                 0.35%                      0.60%*
  Expenses reimbursed............................    0.29%*                 0.17%                      0.58%*
  Expense offsets................................    0.01%*                 0.00%                      0.01%*
  Portfolio turnover rate........................   19.49%                165.41%                    220.55%

*    Annualized
+    Includes expense offsets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================



5. Financial Highlights. (Continued)


                                                                                 CLASS C
                                                 --------------------------------------------------------------------
                                                 Six Months
                                                    Ended                  Year                 December 22, 1997
                                                 May 31, 2000              Ended           (Commencement of Sales) to
                                                 (Unaudited)         November 30, 1999          November 30, 1998
                                                  ---------          -----------------          -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  9.47                $ 10.32                   $  10.00
                                                  -------                -------                   --------
Income from investment operations:
  Net investment income..........................    0.32                   0.61                       0.56
Net realized and unrealized
  gains (losses) on investment...............     (  0.36)               (  0.69)                      0.32
                                                   ------                 ------                   --------
Total from investment operations...............   (  0.04)               (  0.08)                      0.88
                                                   ------                 ------                   --------
Less distributions:

  Dividends from net investment income........... (  0.32 )              (  0.61)                  (   0.56)
  Distributions from net realized gains..........    --                  (  0.16)                      --
                                                   ------                 ------                    -------
Total distributions............................   (  0.32 )              (  0.77)                  (   0.56)
                                                   ------                 ------                    -------
Net asset value, end of period.................   $  9.11                $  9.47                   $  10.32
                                                  =======                =======                   ========
Total Return (not annualized)..................   (  0.49%)              (  0.76%)                     9.09%
Ratios/Supplemental Data
Net assets, end of period (000)................   $       1              $       1                 $       1
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+..    0.80%*                 0.80%                      0.81%*
  Net investment income..........................    6.77%*                 6.20%                      5.91%*
  Management and shareholder servicing fees waived   0.35%*                 0.35%                      0.60%*
  Expenses reimbursed............................    0.29%*                 0.17%                      0.58%*
  Expense offsets................................    0.01%*                 0.00%                      0.01%*
  Portfolio turnover rate........................   19.49%                165.41%                    220.55%

*    Annualized
+    Includes expense offsets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                         BACK BAY
                                        FUNDS, INC.


                                   TOTAL RETURN BOND FUND






                                        May 31, 2000
                                     Semi-Annual Report
                                        (Unaudited)








                                      [GRAPHIC OMITTED]
                                   Back Bay Advisors, L.P.
                                   -----------------------





--------------------------------------------------------------------------------